Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Purchase Commitment [Line Items]
Schedule of future minimum commitments

Period ending December 31,	Amount
2022	$—
2023	—
2024	90,863
2025	—
2026	—
$90,863

Purchase energy storage systems
Long-term Purchase Commitment [Line Items]
Schedule of future minimum commitments

	As of December 31, 2021
	Purchase Commitments	Other	Total
2022	$21,853	$625	$22,478
2023	79,240	590	79,830
2024	57,620	215	57,835
2025	82,000	52	82,052
2026	—	52	52
Thereafter	—	58	58
Total	$240,713	$1,592	$242,305